Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]:
Schedule of Inventory, Current [Table Text Block]
	December	June 30,
	31, 2011	2012
Bunkers	-	139
Lubricants	7,448	10,873
Spare parts	1,887	1,637
Total	9,335	12,649